Ancora Trust
Ancora Income Fund
Schedule of Investments
March 31, 2025

	Shares	Value
Bonds & Corporate Bond Trust Certificated - 17.08%

Baby Bonds - 1.79%
Citigroup, Inc., 7.125%, due 8/15/2029	236,000	241,469
Dominion Energy, Inc., 6.625%, due 2/15/2035	250,000	248,501
Wells Fargo & Co., 6.850%, due 09/15/2029	250,000	259,471
		749,440

Traditional Corporate Bonds - 15.28%	Principal Amount	Value
Citigroup, Inc., 7.625%, due 11/15/2028	750,000	780,205
Energy Transfer LP, 7.125%, due 5/15/2030	350,000	353,700
Fifth Third Bancorp, 7.99428%, due 3/31/2025	850,000	848,261
Ford Motor Credit Co. LLC, 7.350%, due 11/04/2027	250,000	258,984
Lincoln National Corp., 9.250%, due 12/01/2027	350,000	376,107
NRG Energy, Inc., 10.250%, due 03/15/2028	500,000	550,058
PNC Financial Services Group, Inc., 6.200%, due 09/15/2027	350,000	354,916
PNC Financial Services Group, Inc., 6.250%, due 03/15/2030	250,000	250,986
The Allstate Corp., 8.5066%, due 08/15/2053	350,000	350,410
The Bank of Nova Scotia, 8.625%, due 10/27/2027	500,000	523,014
The Goldman Sachs Group, Inc., 7.500%, due 02/10/2029	500,000	526,656
The Toronto Dominion Bank, 8.125%, due 10/31/2027	500,000	517,170
USB Float, 5.93751%, due 4/15/2025	250,000	215,879
Wells Fargo & Co., 7.625%, due 09/15/2028	450,000	481,176
		6,387,520

TOTAL BONDS & CORPORATE BOND TRUST CERTIFICATES (Cost $6,859,122)		7,136,960

Traditional Preferred - 73.39%
Affiliated Managers Group, 4.200%, 09/30/2061	7,190	113,099
Affiliated Managers Group, Inc. 6.750%, due 3/30/2029	26,000	624,000
Affiliated Managers Group, Inc., 4.750%, due 09/30/2060	5,000	87,700
Affiliated Managers Group, Inc., 5.875%, due 03/30/2059	8,310	177,419
AGNC Investment Corp., 6.125%, due 04/15/2025	20,000	505,200
AGNC Investment Corp., 6.875%, due 04/15/2025	23,000	581,900
American Financial Group, Inc., 4.500% Due 9/15/2060	25,000	430,750
Annaly Capital Management, Inc., 6.750%, due 10/15/2024	25,000	638,250
Apollo Global Management, Inc., 7.625%, due 09/15/2053	40,000	1,037,200
Arbor Realty Trust, Inc., 6.375%, due 06/02/2026	35,000	616,700
Aspen Insurance Holdings Ltd., 5.625%, due 01/01/2027	8,000	155,040
Aspen Insurance Holdings Ltd., 5.625%, due 1/01/2025	24,829	488,883
Aspen Insurance Holdings Ltd., 7.000%, due 11/30/2029	23,123	579,231
Assurant, Inc., 5.250%, 01/15/2026	15,000	288,150
Athene Holding Ltd., 4.875%, due 12/30/2025	15,000	256,500
Athene Holding Ltd., 5.625%, due 09/30/2024	17,000	334,390
Athene Holding Ltd., 6.350%, due 6/30/2029	20,000	486,600
Athene Holding Ltd., 7.250%, due 3/30/2064	22,500	567,225
Atlanticus Holdings Corp., 6.125%, due 11/30/2026	30,100	729,022
Atlanticus Holdings Corp., 9.250%, due 1/31/2029	22,500	568,350
Atlanticus Holdings Corp.,7.625%, 06/11/2026	10,000	233,000
Axis Capital Holdings Ltd., 5.500%, due 12/31/2049	10,000	204,000
Brighthouse Financial, Inc., 5.375%, due 11/25/2025	10,000	157,400
Brookfield Infrastructure Finance ULC, 7.250%, due 5/31/2084	33,324	805,774
Brookfield Infrastructure Partners LP, 5.125%, due 10/15/2025	10,000	166,600
Brookfield Oaktree Holdings, LLC, 6.550%, due 10/15/2024	11,000	228,470
Carlyle Finance LLC., 4.625%, due 05/15/2061	15,000	261,000
Citizens Financial Group, Inc., 7.375, due 7/06/2029	30,000	774,900
Compass Diversified Holdings, 7.875%, due 01/30/2025	25,000	559,000
Corebridge Financial, Inc., 6.375%, due 12/15/2064	15,000	373,200
Enterprise Financial Services Corp., 5.000%, due 12/15/2026	25,000	468,540
F&G Annuities & Life, Inc., 7.300%, due 1/15/2065	20,000	494,800
F&G Annuities & Life, Inc., 7.950%, due 12/15/2053	20,000	511,600
Federal Agricultural Mortgage Corp., 5.250%, due 10/17/2025	16,700	347,360
Federal Agricultural Mortgage Corp., 5.750%, due 07/17/2025	25,000	565,003
Fifth Third Bancorp, 6.000%, due 12/31/2025	2,455	59,927
First Citizens Bancshares, Inc., 5.625%, due 01/04/2027	17,500	383,950
Ford Motor Co., 6.500%, 08/15/2062	15,000	340,650
Global Net Lease, Inc., 6.875%, due 11/26/2024	25,000	540,250
Globe Life, Inc., 4.250%, 06/15/2061	35,000	560,350
Green Brick Partners, Inc., 5.750%, due 12/23/2026	22,500	526,275
Heartland Financial USA, Inc., 7.000%, due 7/15/2025	5,514	138,126
Huntington Bancshares, Inc., 6.875%, due 04/15/2028	17,550	449,280
Jackson Financial Inc., 8.000%, due 03/30/2028	23,000	605,360
KeyCorp, 5.650%, due 12/15/2024	20,000	416,800
KeyCorp, 6.200%, due 12/15/2027	25,000	594,750
Lincoln National Corp., 9.000%, due 12/01/2027	18,000	478,800
M&T Bank Corp., 7.500%, due 6/15/2029	20,000	522,000
Merchants Bancorp, 7.625%, due 1/01/2030	10,000	249,800
MFA Financial, Inc., 8.875%, due 2/15/2029	10,000	250,700
Morgan Stanley, 6.500%, due 10/15/2027	10,000	252,500
Morgan Stanley, 6.625%, due 10/15/2029	10,000	255,000
Oaktree Capital Group, 6.625% Perp.	20,000	431,200
OFS Credit Co., 6.125%, due 04/30/2026	20,920	516,672
PennyMac Mortgage Investment Trust, 6.750%, due 08/24/2026	23,000	450,800
Ready Capital Corp., 6.500%, due 06/30/2026	23,000	368,920
Redwood Trust, Inc., 10.00%, Cumulative Perp Call 04/15/28@25.00	20,000	502,798
Redwood Trust, Inc., 9.000%, 09/01/2029	5,000	123,500
Regions Financial Corp., 6.950%, due 9/15/2029	20,000	502,400
Reinsurance Group of America, Inc., 7.125%, due 10/15/2027	10,000	257,200
Rithm Capital Corp., 11.0197%, due 10/15/2024	23,000	580,290
Rithm Capital Corp., 7.000%, due 11/15/2026	15,000	362,250
Steel Partners Holding LP., 6.000%, due 02/07/2026	20,000	485,000
Stifel Financial Corp., 4.500%, due 08/15/2026	30,000	517,500
Summit Hotel Properties, Inc., 6.250%, due 10/15/2024	20,000	397,600
Synchrony Financial, 5.625%, due 11/15/2024	50,000	881,500
Synchrony Financials, 8.250%, due 5/15/2029	22,500	562,950
Texas Capital Bancshares, Inc., 5.750%, due 6/15/2026	15,000	290,850
The Allstate Corp., 7.375%, due 07/15/2028	38,300	1,002,311
The Southern Co., 6.500%, due 03/15/2085	5,750	147,430
TPG Operating Group II, LP, 6.950, due 3/15/2064	10,000	250,000
		30,671,943

TOTAL TRADITIONAL PREFERRED (Cost $31,888,946)		30,671,943

REIT Senior Securities - 2.01%
Pebblebrook Hotel Trust, 6.300%, due 10/15/2024	25,000	437,750
UMH Properties, Inc., 6.375%, Series D	18,000	402,840
		840,590

TOTAL REIT SENIOR SECURITIES (Cost $989,511)		840,590

Common Stocks - 6.11%

Air Freight & Logistics - 1.18%
United Parcel Service, Inc.	4,500	494,955
		494,955

Capital Markets - 0.38%
AllianceBernstein Holding LP	4,200	160,902
		160,902

Chemicals - 1.01%
LyondellBasell Industries N.V.	6,000	422,400
		422,400

Household Durables - 0.54%
Whirlpool Corp.	2,500	225,325
		225,325

Pharmaceuticals - 1.93%
Organon & Co.	20,000	297,800
Pfizer, Inc.	20,000	506,800
		804,600

Oil, Gas & Consumable Fuels - 1.06%
Enterprise Products Partners LP	13,000	443,820
		443,820

TOTAL COMMON STOCKS (Cost $2,587,219)		2,552,002

Money Market Funds - 1.08%
Federated Hermes Government Obligations Fund - Institutional Class 4.21% (a)	452,554	452,554
		452,554

TOTAL MONEY MARKET FUNDS (Cost $452,554)		452,554

TOTAL INVESTMENTS (Cost $42,777,352) - 99.67%		41,654,049

Liabilities In Excess of Other Assets - (0.33)%		141,826

TOTAL NET ASSETS - 100.00%		41,795,875

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2025.